Equity shares	12 Months Ended
Dec. 31, 2017
Equity shares
Equity shares

14 Equity shares

	2017			2016
	Listed	Unlisted	Total	Listed	Unlisted	Total
	£m	£m	£m	£m	£m	£m
Held-for-trading	7	22	29	106	60	166
Designated as at fair value through profit or loss	6	128	134	3	169	172
Available-for-sale	35	252	287	30	335	365

	48	402	450	139	564	703

Available-for-sale
Gross unrealised gains	20	47	67	13	48	61
Gross unrealised losses	—	(8)	(8)	—	(8)	(8)

	20	39	59	13	40	53

Gross gains of £89 million (2016 - £73 million) and gross losses of £1 million (2016 - £10 million) were realised on the sale of available-for-sale equity shares in continuing operations. There were no gains or losses in discontinued operations.

Dividend income from available-for-sale equity shares was £13 million (2016 - £13 million) in continuing operations and nil (2016 - nil) in discontinued operations.

Unquoted equity investments whose fair value cannot be reliably measured are carried at cost and classified as available-for-sale financial assets. Unquoted equity shares generated no material gains or losses in 2017 or 2016.